Satellites, Net and Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Satellites, Net and Property and Equipment, Net
Satellites, Net and Property and Equipment, Net

Note 6: Satellites, Net and Property and Equipment, Net

The following table sets forth the amounts recorded for “Satellites, net” and “Property and equipment, net” in our Consolidated Balance Sheets at December 31:

	Estimated Useful Lives (years)	2011	2010
		(Dollars in Millions)
Satellites	10-16	$3,206	$3,233
Satellites under construction	—	302	70
Total		3,508	3,303
Less: Accumulated depreciation		(1,293)	(1,068)
Satellites, net		$2,215	$2,235
Land and improvements	9-30	$44	$43
Buildings and leasehold improvements	2-40	406	365
Machinery and equipment	2-23	1,968	1,923
Capitalized software	3	2,177	1,889
Subscriber leased set-top equipment	3-7	8,105	6,971
Construction in-progress	—	418	290
Total		13,118	11,481
Less: Accumulated depreciation		(7,895)	(7,037)
Property and equipment, net		$5,223	$4,444

We capitalized interest costs of $13 million in 2011, $6 million in 2010 and $18 million in 2009 as part of the cost of our property and satellites under construction. Depreciation expense, including amortization of property and equipment and satellites held under capital leases, was $2,213 million in 2011, $2,292 million in 2010 and $2,287 million in 2009.

The following table sets forth property and equipment leased to our subscribers as of December 31:

	2011	2010
	(Dollars in Millions)
Subscriber leased set-top equipment	$8,105	$6,971
Less: Accumulated depreciation of subscriber leased equipment	(4,618)	(4,096)
Subscriber leased set-top equipment, net	$3,487	$2,875

As discussed above in Note 3, effective July 1, 2011, we began depreciating capitalized HD set-top receivers at DIRECTV U.S. over a four-year estimated useful life.  Previously, we depreciated HD set-top receivers at DIRECTV U.S. over a three-year estimated useful life.  We continue to depreciate standard-definition set-top receivers at DIRECTV U.S. over a three-year useful life.  At DIRECTV Latin America, we depreciate capitalized subscriber leased equipment, which includes the cost of the set-top receiver, installation and dish, over a three-year estimated useful life for HD set-top receivers and a seven-year useful life for standard-definition set-top receivers.  The useful life used to depreciate capitalized set-top receivers is based on, among other things, management’s judgment of the risk of technological obsolescence. Changes in the estimated useful lives of set-top receivers capitalized could result in significant changes to the amounts recorded as depreciation expense. We regularly evaluate the estimate useful life of our capitalized set-top receivers.